Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cost:
Total cost	$ 17,046	$ 15,219
Less: Accumulated depreciation	3,490	1,816
Property and equipment, net	13,556	13,403
Miners for Bitcoin [Member]
Cost:
Total cost	$ 17,046	$ 15,219